ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Narrative) (Details) $ in Thousands	1 Months Ended
Apr. 17, 2025 USD ($)
Assets Held For Sale And Discontinued Operations [Abstract]
Total cash consideration to be received in respect of Asset Purchase agreement	$ 18,714
Amount from redeem SAFE	$ 10,000